Exhibit 99.4

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
400188387			Amortization Term	XXX	XXX	updated per XXX and note
400188609			Borrower 1 Self-Employment Flag	No	Yes	B2 is noted as XXX
400188375			Borrower 1 Self-Employment Flag	No	Yes	Confirmed B1 is Not self XXX but a W2 XXX with income documents.
400200969			Amortization Term	XXX	XXX	Updated as per Note and CD.
400201175			Borrower 1 Self-Employment Flag	No	Yes	Updated as per Documentation
400201255			Property Type	Condominium	Single Family Detached	Per Appraisal
400201308			Borrower 1 Self-Employment Flag	No	Yes	Documents confirm B1 is not self XXX
400200858			Property Type	Condominium	PUD	XXX supported by Mortgage, Condo Rider and AVM
400204897			Borrower 1 Self-Employment Flag	No	Yes	not s/e.
400151063			Qualifying Total Debt Income Ratio	XXX	XXX	Fraud report and HOI Document reflects property has mortgage from XXX however Credit report reflecting closest status need supporting document like "Release of mortgage or Deed" to verify the free and clear status of the mortgage, Additionally if mortgage was recently closed need most recent XXX months mortgage payment history.